Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock [Member]	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest
Beginning Balance at Dec. 31, 2020	$ 9,238	$ 6,705	$ 1,004	$ 79	$ (79)	$ 1,495	$ 34
Net income of Emera Inc.	561	0	0	0	0	560	1
Other comprehensive income, net of tax expense	104	0	0	0	104	0	0
Issuance of preferred shares, net of after-tax issuance costs	418	0	418	0	0	0	0
Dividends declared on preferred stock (note 28)	(50)	0	0	0	0	(50)	0
Dividends declared on common stock	(657)	0	0	0	0	(657)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	284	284	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	215	215	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan	38	38	0	0	0	0	0
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2021	10,150	7,242	1,422	79	25	1,348	34
Net income of Emera Inc.	1,009	0	0	0	0	1,008	1
Other comprehensive income, net of tax expense	553	0	0	0	553	0	0
Dividends declared on preferred stock (note 28)	(63)	0	0	0	0	(63)	0
Dividends declared on common stock	(709)	0	0	0	0	(709)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	248	248	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	238	238	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan	36	34	0	2	0	0	0
Disposal of non-controlling interest of Dominica Electricity Services Ltd ("Domlec")	(20)	0	0	0	0	0	(20)
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2022	$ 11,441	$ 7,762	$ 1,422	$ 81	$ 578	$ 1,584	$ 14